COLUMBIA SMALL CAP GROWTH FUND I
                                                (the "Fund")

                           Supplement to Prospectuses dated January 1, 2006

         The section in the prospectuses entitled "MANAGING THE FUND; PORTFOLIO MANAGER" is retitled "MANAGING THE FUND; PORTFOLIO
MANAGERS" and is revised in its entirety and replaced with the following:

Kenneth A. Korngiebel, a senior vice president of Columbia Advisors, is the lead manager for the Fund and has managed or co-managed the Fund since June, 2004. Mr. Korngiebel has been associated with Columbia Advisors or its predecessors since July, 1996.

Wayne M. Collette, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Collette has been associated with Columbia Advisors or its predecessors since 2001. Prior to 2001, Mr. Collette was an associate portfolio manager with Neuberger Berman from 1999 to 2001.

J. Michael Kosicki, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since
February, 2006. Mr. Kosicki has been associated with Columbia Advisors or its predecessors since 2004. Prior to 2004, Mr. Kosicki was with Fidelity Investments from 1993 to 2004, most recently as an equity analyst.

George J. Myers, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Myers has been associated with Columbia Advisors or its predecessors since 2004. Prior to 2004, Mr. Myers was a portfolio manager with Dresdner RCM Global Investors from 1999 to 2004.

Theodore R. Wendell, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Wendell has been associated with Columbia Advisors or its predecessors since 2000.


The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.

SUP-47/106300-0206                                         February 3, 2006

                           COLUMBIA SMALL CAP GROWTH FUND I
                                       (the"Fund")
    Supplement to the Statement of Additional Information dated January 1, 2006

1. The following language is added to the chart for the Fund following the heading "Other Accounts Managed By Portfolio
Managers" in the section "Management: Portfolio Managers":

Columbia Small Cap Growth Fund I

---------------------------------- -------------------------------- ---------------------------- -----------------------------
                                    Other SEC-registered open-end
                                        and closed-end funds         Other pooled investment
       Portfolio Managers                                                    vehicles                   Other accounts
---------------------------------- -------------------------------- ---------------------------- -----------------------------
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ---------------
                                      Number of         Assets        Number of       Assets      Number of       Assets
                                      accounts                        accounts                    accounts
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
Wayne M. Collette*                        9          $1.2 billion         1         $8 million       23        $465 million
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
J. Michael Kosicki*                       7           $1 billion          1         $8 million       27        $465 million
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
George J. Myers*                          7           $1 billion          1         $8 million       26        $465 million
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
Theodore R. Wendell*                      9          $1.2 billion         1         $8 million       29        $465 million
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------

2. The following language is added to the chart for the Fund following the heading "Ownership of Securities" in the section
"Management: Portfolio Managers":

Columbia Small Cap Growth Fund I

---------------------------------------------------------------- -------------------------------------------------------------
                                                                          Dollar Range of Equity Securities in the
                      Portfolio Managers                                           Fund Beneficially Owned
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
Wayne M. Collette*                                                                            $0
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
J. Michael Kosicki*                                                                           $0
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
George J. Myers*                                                                              $0
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
Theodore R. Wendell*                                                                          $0
---------------------------------------------------------------- -------------------------------------------------------------

* Information provided as of December 31, 2005.

3. The following language is added to the chart for the Fund following the heading "Compensation" in the section "Management:
Portfolio Managers":

Columbia Small Cap Growth Fund I

----------------------------- ---------------------------------------------------- -------------------------------------------
     Portfolio Managers                      Performance Benchmark                                 Peer Group
----------------------------- ---------------------------------------------------- -------------------------------------------
----------------------------- ---------------------------------------------------- -------------------------------------------
Wayne M. Collette                            Russell 2000 Growth TR                     Morningstar Small Growth Category
----------------------------- ---------------------------------------------------- -------------------------------------------
----------------------------- ---------------------------------------------------- -------------------------------------------
J. Michael Kosick                            Russell 2000 Growth TR                     Morningstar Small Growth Category
----------------------------- ---------------------------------------------------- -------------------------------------------
----------------------------- ---------------------------------------------------- -------------------------------------------
George J. Myers                              Russell 2000 Growth TR                     Morningstar Small Growth Category
----------------------------- ---------------------------------------------------- -------------------------------------------
----------------------------- ---------------------------------------------------- -------------------------------------------
Theodore R. Wendell                          Russell 2000 Growth TR                     Morningstar Small Growth Category
----------------------------- ---------------------------------------------------- -------------------------------------------

SUP-39/106127-0206                                           February 3, 2006